EX-1
FORM ABS-15G Wells Fargo Commercial Mortgage Securities, Inc.
Name of Issuing Entity(1)	Check if Registered	Name of Originator	Total Assets in ABS by Originator(2)(3)			Assets that were Subject of Demand(3)(4)			Assets that were Repurchased or Replaced(3)(4)(5)			Assets Pending Repurchase or Replacement (within Cure Period)(4)(6)(7)			Demand in Dispute(4)(6)(8)			Demand Withdrawn(4)(6)(9)			Demand Rejected(4)(6)(10)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Asset Class - Commercial Mortgages(1)

Wells Fargo Commercial Mortgage Trust 2015-C26, Commercial Mortgage Pass-Through Certficates, Series 2015-C26	X	Wells Fargo Bank, National Association	27	339,096,285	35.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
CIK #: 1630513		Liberty Island Group I LLC	9	167,148,741	17.4	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Rialto Mortgage Finance, LLC	15	127,687,269	13.3	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		C-III Commercial Mortgage LLC	18	107,661,190.00	11.2	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Silverpeak Real Estate Finance LLC(11)	8	85,142,723.00	8.8	1	28,646,178.69	4.17	1	28,646,178.69	4.17	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Walker & Dunlop Commercial Property Funding I WF, LLC	3	46,800,000.00	4.9	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		Basis Real Estate Capital II, LLC	6	45,794,237.00	4.8	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00
		National Cooperative Bank, N.A.	16	42,739,265.00	4.4	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Issuing Entity Subtotal			102	962,069,710.00	100.00	1	28,646,178.69	4.17	1	28,646,178.69	4.17	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00

Commercial Mortgages Asset Class Total			102	962,069,710.00	100.00	1	28,646,178.69	4.17	1	28,646,178.69	4.17	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00